Insurance (Fund Groupings) (Details) - Variable Annuity and Variable Life - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 53,966	$ 54,283
Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	23,649	23,563
Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	23,620	24,338
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	6,169	6,033
Money Market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 528	$ 349